LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE [Text Block]

4. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted loss per share were as follows for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Net loss attributable to the Company	$(29,231,347)	$(119,236,823)	$(89,630,508)
Weighted average outstanding ordinary shares	30,601,209	27,356,504	27,017,780

Loss per share:
Basic and Diluted	$(0.96)	$(4.36)	$(3.32)

Warrants for the purchase of 200,000 shares were not included in the 2014, 2013 and 2012 calculations as their effect would have been anti-dilutive.